Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Oct. 29, 2018
Document Effective Date	Oct. 31, 2018
Prospectus Date	Oct. 31, 2018
Frontier Timpani Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	FTSYX
Frontier Timpani Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	FTSGX
Frontier Timpani Small Cap Growth Fund | Service Class
Prospectus:
Trading Symbol	FTSCX
Frontier Phocas Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	FPSVX
Frontier Phocas Small Cap Value Fund | Service Class
Prospectus:
Trading Symbol	FPVSX
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	FMGIX
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus:
Trading Symbol	FCIVX
Frontier MFG Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMGEX
Frontier MFG Global Equity Fund | Service Class
Prospectus:
Trading Symbol	FMGSX
Frontier MFG Global Plus Fund | Institutional Class
Prospectus:
Trading Symbol	FMGPX
Frontier MFG Global Plus Fund | Class Y
Prospectus:
Trading Symbol	FMGYX
Frontier MFG Global Plus Fund | Service Class
Prospectus:
Trading Symbol	FMPSX